Form N-1A Cover	Jan. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Calamos Bitcoin Structured Alt Protection ETF® – 6 Mo Jan/Jul [Member]
Prospectus [Line Items]
Prospectus Date	Feb. 03, 2025
Calamos Bitcoin Structured Alt Protection ETF® – 6 Mo Apr/Oct [Member]
Prospectus [Line Items]
Prospectus Date	Apr. 01, 2025